SEGMENT AND RELATED INFORMATION (DETAILS 2) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 30, 2011		Jul. 01, 2011		Apr. 01, 2011		Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Segment reporting other significant reconciling item [Line Items]
URS operating income																	$ 570.7	[1]	$ 473.9	[1]	$ 446.1	[1]
Goodwill impairment									(27.7)	[2]	(798.1)	[2]							(825.8)
Operating income (loss)	171.4	[3]	203.6	[3]	149.5	[3]	161.4	[3]	114.1	[4]	(620.2)	[4]	150.6	[4]	132.1	[4]	685.9	[5]	(223.4)	[5]	544.4	[5]
Infrastructure and Environment [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income																	218.8	[1],[6]	222.0	[1],[6]	223.8	[1],[6]
Noncontrolling interests																	2.1				(0.9)
Operating income (loss)																	220.9	[5],[6]	222.0	[5],[6]	222.9	[5],[6]
Federal Services [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income																	249.3	[1],[7]	196.8	[1],[7]	165.6	[1],[7]
Goodwill impairment																			(348.3)
Operating income (loss)																	249.3	[5],[7]	(151.5)	[5],[7]	165.6	[5],[7]
Energy and Construction [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income																	140.0	[1]	134.6	[1]	127.7	[1]
Noncontrolling interests																	114.2		128.5		99.2
Goodwill impairment																			(477.5)
Operating income (loss)																	254.2	[5]	(214.4)	[5]	226.9	[5]
Oil and Gas [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income																	62.3	[1],[8]
Noncontrolling interests																	(1.1)
Operating income (loss)																	61.2	[5],[8]
Corporate [Member]
Segment reporting other significant reconciling item [Line Items]
URS operating income																	(99.7)	[1],[9]	(79.5)	[1],[9]	(71.0)	[1],[9]
Operating income (loss)																	$ (99.7)	[5],[9]	$ (79.5)	[5],[9]	$ (71.0)	[5],[9]

[1]	We are providing information regarding URS operating income (loss) by segment because management uses this information to assess performance and make decisions about resource allocation.
[2]	For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively. During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, “Goodwill and Intangible Assets.”
[3]	For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from “General and administrative expenses” to “Other income (expenses)” on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
[4]	In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture’s position, finding that its mechanic’s lien did not have priority over the senior lenders. As a result of the court’s decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million for the year ended December 31, 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
[5]	The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, “Goodwill and Intangible Assets” for more information.
[6]	The operating results of Scott Wilson have been included in our consolidated results since the acquisition on September 10, 2010.
[7]	The operating results of Apptis have been included in our consolidated results since the acquisition on June 1, 2011.
[8]	The operating results of Flint have been included in our consolidated results since the acquisition on May 14, 2012.
[9]	Corporate includes expenses related to corporate functions and acquisition-related expenses.